Stockholder's Equity, Equity-Based Compensation Expense and Earnings Per Share Schedule of Weighted Average Number of Shares - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from the computation	180,297	80,622	2,454,101	82,891